Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of Inventories

Inventories consisted of the following:

	December 31, 2019		December 31, 2018
	RMB	US$	RMB
Raw materials	19,108	2,746	14,154
Work-in-progress	1,152	165	1,473
Finished goods	10,041	1,442	14,558
Consumables and spare parts	892	128	610
Allowance for obsolescence	(7,609)	(1,093)	(6,120)
	23,584	3,388	24,675